UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: February 28, 2022

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Schedule of investments (unaudited)

February 28, 2022

U.S. Treasury Reserves Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 106.4%
U.S. Treasury Bills — 76.3%
U.S. Cash Management Bill	0.125%	5/3/22	$140,000,000	$139,969,375	(a)
U.S. Cash Management Bill	0.150%	5/10/22	115,000,000	114,966,459	(a)
U.S. Cash Management Bill	0.200%	5/17/22	95,000,000	94,959,361	(a)
U.S. Cash Management Bill	0.281%	5/31/22	240,000,000	239,830,133	(a)
U.S. Cash Management Bill	0.342%	6/7/22	150,000,000	149,861,167	(a)
U.S. Cash Management Bill	0.506%	6/21/22	550,000,000	549,141,333	(a)
U.S. Cash Management Bill	0.575%	6/28/22	140,000,000	139,736,216	(a)(b)
U.S. Treasury Bills	0.000%	3/1/22	895,858,000	895,858,000	(a)
U.S. Treasury Bills	0.034%	3/3/22	462,640,000	462,638,715	(a)
U.S. Treasury Bills	0.042%	3/8/22	1,250,000,000	1,249,988,576	(a)
U.S. Treasury Bills	0.064%	3/10/22	800,000,000	799,986,000	(a)
U.S. Treasury Bills	0.047%	3/15/22	685,000,000	684,986,680	(a)
U.S. Treasury Bills	0.052%	3/17/22	685,000,000	684,983,255	(a)
U.S. Treasury Bills	0.062%	3/22/22	1,693,045,000	1,692,981,480	(a)
U.S. Treasury Bills	0.069%	3/24/22	1,035,360,000	1,035,312,979	(a)
U.S. Treasury Bills	0.115%	3/29/22	1,290,000,000	1,289,882,477	(a)
U.S. Treasury Bills	0.083%	3/31/22	955,000,000	954,932,642	(a)
U.S. Treasury Bills	0.136%	4/5/22	701,100,000	701,006,273	(a)
U.S. Treasury Bills	0.089%	4/7/22	600,000,000	599,944,500	(a)
U.S. Treasury Bills	0.248%	4/12/22	90,000,000	89,973,750	(a)
U.S. Treasury Bills	0.119%	4/14/22	680,000,000	679,900,268	(a)
U.S. Treasury Bills	0.184%	4/19/22	639,700,000	639,538,675	(a)
U.S. Treasury Bills	0.170%	4/21/22	305,000,000	304,926,277	(a)
U.S. Treasury Bills	0.144%	4/26/22	915,000,000	914,793,811	(a)
U.S. Treasury Bills	0.190%	4/28/22	300,000,000	299,908,166	(a)
U.S. Treasury Bills	0.187%	5/5/22	430,540,000	430,394,872	(a)
U.S. Treasury Bills	0.165%	5/12/22	450,000,000	449,851,499	(a)
U.S. Treasury Bills	0.442%	5/19/22	186,320,000	186,140,098	(a)
U.S. Treasury Bills	0.238%	5/26/22	580,195,000	579,866,688	(a)
U.S. Treasury Bills	0.354%	6/2/22	490,000,000	489,554,100	(a)
U.S. Treasury Bills	0.222%	7/7/22	100,000,000	99,921,778	(a)
U.S. Treasury Bills	0.277%	7/14/22	100,000,000	99,896,875	(a)
U.S. Treasury Bills	0.720%	8/25/22	54,000,000	53,811,495	(a)
U.S. Treasury Bills	0.672%	9/1/22	150,000,000	149,491,917	(a)(b)
U.S. Treasury Bills	0.162%	11/3/22	150,000,000	149,835,333	(a)
Total U.S. Treasury Bills				18,098,771,223
U.S. Treasury Notes — 30.1%
U.S. Treasury Notes	2.375%	3/15/22	45,000,000	45,040,039

See Notes to Financial Statements.

14	U.S. Treasury Reserves Portfolio 2022 Semi-Annual Report

U.S. Treasury Reserves Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount	Value
U.S. Treasury Notes — continued
U.S. Treasury Notes	0.375%	3/31/22	$337,000,000	$337,077,926
U.S. Treasury Notes	1.750%	3/31/22	215,000,000	215,291,438
U.S. Treasury Notes	1.875%	3/31/22	153,750,000	153,973,108
U.S. Treasury Notes	0.125%	4/30/22	90,000,000	90,009,533
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.114%)	0.474%	4/30/22	1,637,852,000	1,638,050,919	(c)
U.S. Treasury Notes	1.875%	4/30/22	70,000,000	70,207,404
U.S. Treasury Notes	1.750%	5/15/22	120,000,000	120,417,241
U.S. Treasury Notes	2.125%	5/15/22	110,000,000	110,467,900
U.S. Treasury Notes	0.125%	5/31/22	15,913,000	15,915,155
U.S. Treasury Notes	1.875%	5/31/22	115,000,000	115,516,996
U.S. Treasury Notes	2.125%	6/30/22	150,000,000	151,021,948
U.S. Treasury Notes	0.125%	7/31/22	47,500,000	47,507,443
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.055%)	0.415%	7/31/22	462,000,000	462,049,189	(c)
U.S. Treasury Notes	1.875%	7/31/22	198,000,000	199,481,079
U.S. Treasury Notes	2.000%	7/31/22	45,000,000	45,362,184
U.S. Treasury Notes	1.500%	8/15/22	175,000,000	176,145,049
U.S. Treasury Notes	1.625%	8/15/22	200,000,000	201,402,821
U.S. Treasury Notes	0.125%	8/31/22	29,000,000	29,001,911
U.S. Treasury Notes	1.500%	9/15/22	150,000,000	151,135,596
U.S. Treasury Notes	0.125%	9/30/22	150,000,000	149,993,898
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.055%)	0.415%	10/31/22	450,000,000	450,026,777	(c)
U.S. Treasury Notes	1.625%	11/15/22	29,000,000	29,301,779
U.S. Treasury Notes	0.125%	11/30/22	45,000,000	44,984,053
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.049%)	0.409%	1/31/23	173,000,000	173,041,583	(c)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.034%)	0.394%	4/30/23	596,000,000	596,047,630	(c)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.029%)	0.389%	7/31/23	370,000,000	370,008,658	(c)

See Notes to Financial Statements.

U.S. Treasury Reserves Portfolio 2022 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

February 28, 2022

U.S. Treasury Reserves Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount	Value
U.S. Treasury Notes — continued
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.035%)	0.395%	10/31/23	$903,000,000	$903,295,053	(c)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield - 0.015%)	0.345%	1/31/24	55,000,000	55,000,000	(c)
Total U.S. Treasury Notes				7,146,774,310
Total Investments — 106.4% (Cost — $25,245,545,533#)				25,245,545,533
Liabilities in Excess of Other Assets — (6.4)%				(1,518,863,901)
Total Net Assets — 100.0%				$23,726,681,632

#	Aggregate cost for federal income tax purposes is substantially the same.
(a)	Rate shown represents yield-to-maturity.
(b)	Securities traded on a when-issued or delayed delivery basis.
(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

See Notes to Financial Statements.

16	U.S. Treasury Reserves Portfolio 2022 Semi-Annual Report

Statement of assets and liabilities (unaudited)

February 28, 2022

Assets:
Investments, at value	$25,245,545,533
Cash	1,800
Interest receivable	10,005,226
Total Assets	25,255,552,559

Liabilities:
Payable for securities purchased	1,528,643,399
Trustees’ fees payable	29,347
Accrued expenses	198,181
Total Liabilities	1,528,870,927
Total Net Assets	$23,726,681,632

Represented by:
Paid-in capital	$23,726,681,632

See Notes to Financial Statements.

U.S. Treasury Reserves Portfolio 2022 Semi-Annual Report	17

Statement of operations (unaudited)

For the Six Months Ended February 28, 2022

Investment Income:
Interest	$10,328,427

Expenses:
Investment management fee (Note 2)	11,985,976
Trustees’ fees	173,942
Fund accounting fees	139,543
Legal fees	121,726
Custody fees	49,373
Audit and tax fees	14,798
Interest expense	512
Miscellaneous expenses	48,095
Total Expenses	12,533,965
Less: Fee waivers and/or expense reimbursements (Note 2)	(11,985,976)
Net Expenses	547,989
Net Investment Income	9,780,438
Net Realized Loss on Investments	(17,701)
Increase in Net Assets From Operations	$9,762,737

See Notes to Financial Statements.

18	U.S. Treasury Reserves Portfolio 2022 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended February 28, 2022 (unaudited) and the Year Ended August 31, 2021	2022	2021

Operations:
Net investment income	$9,780,438	$18,651,955
Net realized loss	(17,701)	(92,966)
Increase in Net Assets From Operations	9,762,737	18,558,989

Capital Transactions:
Proceeds from contributions	45,609,233,980	82,563,051,774
Value of withdrawals	(44,493,531,900)	(78,121,461,763)
Increase in Net Assets From Capital Transactions	1,115,702,080	4,441,590,011
Increase in Net Assets	1,125,464,817	4,460,149,000

Net Assets:
Beginning of period	22,601,216,815	18,141,067,815
End of period	$23,726,681,632	$22,601,216,815

See Notes to Financial Statements.

U.S. Treasury Reserves Portfolio 2022 Semi-Annual Report	19

Financial highlights

For the years ended August 31, unless otherwise noted:
	2022[1]		2021	2020	2019	2018	2017

Net assets, end of period (millions)	$23,727		$22,601	$18,141	$13,488	$16,386	$18,379
Total return[2]	0.05%		0.10%	1.08%	2.33%	1.50%	0.65%

Ratios to average net assets:
Gross expenses	0.10%[3]		0.11%	0.11%	0.11%	0.11%	0.11%
Net expenses[4,5]	0.00	[3,6]	0.01	0.01	0.01	0.01	0.01
Net investment income	0.08	[3]	0.10	0.91	2.30	1.47	0.64

[1]	For the six months ended February 28, 2022 (unaudited).
[2]	Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.

In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	Annualized.
[4]

The investment manager, pursuant to the terms of the feeder fund’s investment management agreement, has agreed to waive 0.10% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]	Amount represents less than 0.005%.

See Notes to Financial Statements.

20	U.S. Treasury Reserves Portfolio 2022 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

U.S. Treasury Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At February 28, 2022, all investors in the Portfolio were funds advised or administered by the investment manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

U.S. Treasury Reserves Portfolio 2022 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments) The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†	—	$25,245,545,533	—	$25,245,545,533

†	See Schedule of Investments for additional detailed categorizations.

(b) Securities traded on a when-issued and delayed delivery basis. The Portfolio may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(c) Interest income and expenses. Interest income (including interest income from payment-in-kind securities) consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the investment manager.

(d) Method of allocation. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that the net asset

22	U.S. Treasury Reserves Portfolio 2022 Semi-Annual Report

values per share of each Holder, after each such allocation, is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.

(e) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(f) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2021, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(g) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Portfolio.

As a result of the investment management agreement between LMPFA and the feeder fund, LMPFA has agreed to waive 0.10% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

U.S. Treasury Reserves Portfolio 2022 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

During the six months ended February 28, 2022, fees waived and/or expenses reimbursed amounted to $11,985,976.

LMPFA is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year under certain circumstances.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities

During the six months ended February 28, 2022, the Portfolio did not invest in derivative instruments.

4. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

5. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy withdrawal requests, and negatively impact the Portfolio’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.

***

The Portfolio’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of the overnight and one-, three-, six- and twelve-month USD LIBOR

24	U.S. Treasury Reserves Portfolio 2022 Semi-Annual Report

settings immediately following the LIBOR publication on Friday, June 30, 2023. All other LIBOR settings, including the one-week and two-month USD LIBOR settings, have ceased publication as of January 1, 2022. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Portfolio’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Portfolio or the Portfolio’s investments cannot yet be determined.

***

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.

U.S. Treasury Reserves Portfolio 2022 Semi-Annual Report	25

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	April 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	April 21, 2022

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	April 21, 2022